Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Liabilities [Abstract]
Accrued Expenses and Other Liabilities

Note 5 - Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following:

	December 31,
	2012	2011
Accrued development expenses	$1,716,557	$1,479,105
Accrued professional services	365,680	423,756
Accrued employee payroll and related expenses	189,746	752,469
Other	56,894	-
Accrued expenses and other liabilities	$2,328,877	$2,655,330